Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation
S-K,
we provide the following disclosure regarding executive compensation and Company performance for the three-year period of 2020 through 2022. The language noted in the tables below and required by Regulation
S-K
refers to “compensation actually paid.” We believe this may not be reflective of realized pay (for additional information, please see
CEO Realized Pay)
. We contend that an award should be considered vested on the date the executive is able to monetize the award and should only be considered “actually paid” when restrictions on equity lapse. We believe that all of the disclosures in this proxy provide further, more robust and accurate understanding of CEO compensation, including the
CEO Realized Pay
section above.
Realized Pay is compensation paid to the CEO during the stated year. This differs from the CAP definition, as prescribed by the SEC, and disclosed in the table below and in this section. Both Realized Pay and CAP start with the total compensation reported in the
2022 Summary Compensation Table
less the grant date value of the LTI awards granted during the year, also as reported in the
2022 Summary Compensation Table
. The difference
is
in the amount reported for the LTI awards. Realized P
a
y includes the value of the LTI awards realized upon vesting, as reported in the
2022 Option Exercises and Stock Vested Table
, whereas “compensation actually paid” includes the difference in the fair market value of the LTI awards from the prior year-end
to the vesting date, for awards that vested during the year, or to the current year-end,
for awards that are outstanding at
year-end
(please see
CEO Realized Pay
for additional information).
The CD&A provides further detail on the Company’s pay for performance philosophy. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the NEOs for the years shown below.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2),(3)	Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (2),(3)	Value of Initial Fixed $100 Investment Based On (5)		Net income (millions) (6)	Operating ROATCE(*)
					TSR	KRX Index Total Return
2022	$6,818,374	$14,217,675	$1,667,346	$2,870,951	$118	$116	$439.1	17.5%
2021	$6,577,522	$11,913,114	$1,584,381	$2,475,609	$105	$125	$404.6	15.7%
2020	$6,308,713	$4,838,248	$1,573,184	$1,327,493	$79	$91	$286.0	13.1%

(*)	Non-GAAP measure

(1)
The amounts shown are based on the total compensation figures presented in the Summary Compensation Table for
Mr. Vincent J. Delie, Jr.
, our principal executive officer (PEO), for each of the years listed.

(2)
The amounts shown for Compensation Actually Paid to PEO and Average Compensation Actually Paid to
Non-PEO
NEOs have been calculated in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Delie or the
Non-PEO
NEOs during the applicable year. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions from the Summary Compensation Table total for our PEO and
Non-PEO
NEOs as set forth below. Amounts excluded, which are set forth in the Exclusion of Stock Awards and Change in Pension Value columns in each of the PEO Compensation Actually Paid and the
Non-PEO
NEOs Compensation Actually Paid tables below in this footnote 3, are the aggregate amounts shown in the “Stock Awards” and “Change in Pension Value” columns from the Summary Compensation Table. Amounts included, which are set forth in the Inclusion of Equity Award Adjustments and Pension Service Cost columns in each of such tables below in this footnote 3, are the aggregate of the following components:

a.	Add the fair value as of the end of the year of unvested equity awards granted in that year;

b.
Add the change in fair value (if positive, or subtract if negative) as of the end of the year (from the end of the prior year) of equity awards granted in prior years that remained outstanding and unvested at the end of the year;

c.
Add the change in fair value (if positive, or subtract if negative) as of the end of the vesting date during the year (from the end of the prior year) of equity awards granted in prior years that vested during that year;

d.	Subtract the fair value at the end of the prior year for awards granted in prior years that forfeited or failed to meet applicable vesting conditions during the covered year; and

e.
Add the aggregate of: the service cost (which is calculated as the actuarial present value of each NEO’s benefit under all plans reported in the “Changes to Pension Value” in the Summary Compensation Table, attributable to services rendered during the covered year), and the prior service cost (which is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered year that are attributable by the benefit formula to services rendered in periods prior to the amendment).

f.	Equity values are calculated in accordance with FASB ASC Topic 718. There were no adjustments required for pension service cost or prior pension service.
PEO Compensation Actually Paid Table

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Change in Pension Value	Inclusion of Equity Award Adjustments and Pension Service Costs (a)	Compensation Actually Paid to PEO(2)(3)
2022	$6,818,374	$3,211,952	$10,611,253	$14,217,675
2021	$6,577,522	$3,118,203	$8,453,795	$11,913,114
2020	$6,308,713	$3,118,593	$1,648,128	$4,838,248

(a)	The components of the amounts shown in this column for our PEO are presented in the table below:
PEO Components of Compensation Actually Paid

Year	Fair Value of Awards Granted in Applicable Year at Year-End	Change in Value of Prior Years’ Awards Unvested at Applicable Year-End	Change in Value of Prior Years’ Awards that Vested in Applicable Year at Vesting Date	Change in Value of Prior Years’ Awards that Forfeited During Applicable Year	Total Equity Value included in Compensation Actually Paid (total of prior four columns)	Pension Service Costs	Total Inclusion of Equity Values and Pension Service Costs
2022	$3,538,712	$6,735,690	$336,851	$0	$10,611,253	$0	$10,611,253
2021	$3,208,558	$4,097,867	$1,147,370	$0	$8,453,795	$0	$8,453,795
2020	$4,399,042	$(1,425,294)	$(531,199)	$(794,421)	$1,648,128	$0	$1,648,128
Average of
Non-PEO
NEOs Compensat
io
n Actually Paid Table

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards and Change in Pension Value	Inclusion of Equity Award Adjustments and Pension Service Costs (a)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)
2022	$1,667,346	$543,863	$1,747,468	$2,870,951
2021	$1,584,381	$523,109	$1,414,338	$2,475,609
2020	$1,573,184	$561,297	$315,606	$1,327,493

(a)	The components of the amounts shown in this column for our non-PEO NEOs are presented in the table below:

Average of
Non-PEO
NEOs Components of Compensation Actually Paid

Year	Fair Value of Awards Granted in Applicable Year at Year-End	Change in Value of Prior Years’ Awards Unvested at Applicable Year-End	Change in Value of Prior Years’ Awards that Vested in Applicable Year at Vesting Date	Change in Value of Prior Years’ Awards that Forfeited During Applicable Year	Total Equity Value included in Compensation Actually Paid (total of prior four columns)	Pension Service Costs	Total Inclusion of Equity Values and Pension Service Costs
2022	$597,422	$1,096,293	$53,753	$0	$1,747,468	$0	$1,747,468
2021	$552,429	$648,464	$213,445	$0	$1,414,338	$0	$1,414,338
2020	$812,601	$(233,836)	$(95,398)	$(167,761)	$315,606	$0	$315,606

(4)
The
Non-PEO
NEOs for whom the Summary Compensation Table total average compensa tion is
presented are for 2022 and 2021, Mr. Vincent J. Calabrese Jr., Mr. Gary L. Guerrieri, Mr. David B. Mitchell, and Mr. Barry C. Robinson; and for 2020, Mr. Vincent J. Calabrese Jr., Mr. Ga
ry
 L. Guerrieri, Mr. Robert Moorehead and Mr. Barry C. Robinson. Figures shown are based on the total compensation figures presented in the Summary Compensation Table for each
Non-PEO
NEO for each of the years listed.

(5)
This column shows the Company’s TSR and the TSR for the peer group used by the Company in its stock performance graph in its 2022 Form
10-K,
and the KBW Regional Bank Index (“KRX”), on a cumulative basis for each year of the three-year period from 2020 through 2022. Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2022, in either F.N.B. or in the KRX index, and reinvestment of the pre-tax
value of the dividends paid.

(6)	Net income represents net income before preferred dividends.

Company Selected Measure Name	OperatingROATCE
Named Executive Officers, Footnote [Text Block]	The
Non-PEO
NEOs for whom the Summary Compensation Table total average compensa tion is
presented are for 2022 and 2021, Mr. Vincent J. Calabrese Jr., Mr. Gary L. Guerrieri, Mr. David B. Mitchell, and Mr. Barry C. Robinson; and for 2020, Mr. Vincent J. Calabrese Jr., Mr. Ga
ry
 L. Guerrieri, Mr. Robert Moorehead and Mr. Barry C. Robinson. Figures shown are based on the total compensation figures presented in the Summary Compensation Table for each
Non-PEO
	NEO for each of the years listed.
Peer Group Issuers, Footnote [Text Block]	This column shows the Company’s TSR and the TSR for the peer group used by the Company in its stock performance graph in its 2022 Form
10-K,
and the KBW Regional Bank Index (“KRX”), on a cumulative basis for each year of the three-year period from 2020 through 2022. Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2022, in either F.N.B. or in the KRX index, and reinvestment of the pre-tax
	value of the dividends paid.
PEO Total Compensation Amount	$ 6,818,374	$ 6,577,522	$ 6,308,713
PEO Actually Paid Compensation Amount	$ 14,217,675	11,913,114	4,838,248
Adjustment To PEO Compensation, Footnote [Text Block]
PEO Compensation Actually Paid Table

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Change in Pension Value	Inclusion of Equity Award Adjustments and Pension Service Costs (a)	Compensation Actually Paid to PEO(2)(3)
2022	$6,818,374	$3,211,952	$10,611,253	$14,217,675
2021	$6,577,522	$3,118,203	$8,453,795	$11,913,114
2020	$6,308,713	$3,118,593	$1,648,128	$4,838,248

(a)	The components of the amounts shown in this column for our PEO are presented in the table below:
PEO Components of Compensation Actually Paid

Year	Fair Value of Awards Granted in Applicable Year at Year-End	Change in Value of Prior Years’ Awards Unvested at Applicable Year-End	Change in Value of Prior Years’ Awards that Vested in Applicable Year at Vesting Date	Change in Value of Prior Years’ Awards that Forfeited During Applicable Year	Total Equity Value included in Compensation Actually Paid (total of prior four columns)	Pension Service Costs	Total Inclusion of Equity Values and Pension Service Costs
2022	$3,538,712	$6,735,690	$336,851	$0	$10,611,253	$0	$10,611,253
2021	$3,208,558	$4,097,867	$1,147,370	$0	$8,453,795	$0	$8,453,795
2020	$4,399,042	$(1,425,294)	$(531,199)	$(794,421)	$1,648,128	$0	$1,648,128

Non-PEO NEO Average Total Compensation Amount	$ 1,667,346	1,584,381	1,573,184
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,870,951	2,475,609	1,327,493
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average of
Non-PEO
NEOs Compensat
io
n Actually Paid Table

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards and Change in Pension Value	Inclusion of Equity Award Adjustments and Pension Service Costs (a)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)
2022	$1,667,346	$543,863	$1,747,468	$2,870,951
2021	$1,584,381	$523,109	$1,414,338	$2,475,609
2020	$1,573,184	$561,297	$315,606	$1,327,493

(a)	The components of the amounts shown in this column for our non-PEO NEOs are presented in the table below:

Average of
Non-PEO
NEOs Components of Compensation Actually Paid

Year	Fair Value of Awards Granted in Applicable Year at Year-End	Change in Value of Prior Years’ Awards Unvested at Applicable Year-End	Change in Value of Prior Years’ Awards that Vested in Applicable Year at Vesting Date	Change in Value of Prior Years’ Awards that Forfeited During Applicable Year	Total Equity Value included in Compensation Actually Paid (total of prior four columns)	Pension Service Costs	Total Inclusion of Equity Values and Pension Service Costs
2022	$597,422	$1,096,293	$53,753	$0	$1,747,468	$0	$1,747,468
2021	$552,429	$648,464	$213,445	$0	$1,414,338	$0	$1,414,338
2020	$812,601	$(233,836)	$(95,398)	$(167,761)	$315,606	$0	$315,606

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Company Cumulative TSR
The following chart presents the relationsh
i
p between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR for each year of the three-year period from 2020 through 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and Net Income
The following chart presents the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s net income for each year of the three-year period from 2020 through 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Operating ROATCE*
The following chart presents the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s Operating ROATCE* for each year of the three-year period from 2020 through 2022.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Company TSR and Selected Peer Group TSR
The following chart presents the relationship between F.N.B.’s cumulative TSR and the KRX TSR for each year of the three-year period from 2020 through 2022.

Tabular List [Table Text Block]
List of the Most Important Financial Performance Measures
The following list presents the financial measures that the Company considers to be the most important in linking Compensation Actually Paid to our PEO and our
Non-PEO
NEOs in 2022 to Company performance. The measures in this list emulate the diverse set of metrics used in our incentive compensation plans. The measures in this list are not ranked:

•	Operating Earnings Per Share (EPS)*

•	Operating Return on Average Tangible Common Equity (Operating ROATCE)*

•	Efficiency Ratio*

•	Internal Capital Generation Growth (ICG Growth)*

•	Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 118	105	79
Peer Group Total Shareholder Return Amount	116	125	91
Net Income (Loss)	$ 439,100,000	$ 404,600,000	$ 286,000,000
Company Selected Measure Amount	0.175	0.157	0.131
PEO Name	Mr. Vincent J. Delie, Jr
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Earnings Per Share (EPS)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Return on Average Tangible Common Equity (Operating ROATCE)
Non-GAAP Measure Description [Text Block]	Non-GAAP measure
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Internal Capital Generation Growth (ICG Growth)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (TSR)
PEO [Member] | Exclusion Of Stock Awards And Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,211,952	$ 3,118,203	$ 3,118,593
PEO [Member] | Inclusion Of Equity Award Adjustments And Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,611,253	8,453,795	1,648,128
PEO [Member] | Fair Value Of Awards Granted In Applicable Year At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,538,712	3,208,558	4,399,042
PEO [Member] | Change In Value Of Prior Years Awards Unvested At Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,735,690	4,097,867	(1,425,294)
PEO [Member] | Change In Value Of Prior Years Awards That Vested In Applicable Year At Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	336,851	1,147,370	(531,199)
PEO [Member] | Change In Value Of Prior Years Awards That Forfeited During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(794,421)
PEO [Member] | Total Equity Value Included In Compensation Actually Paid Total Of Prior Four Columns [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,611,253	8,453,795	1,648,128
PEO [Member] | Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Exclusion Of Stock Awards And Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	543,863	523,109	561,297
Non-PEO NEO [Member] | Inclusion Of Equity Award Adjustments And Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,747,468	1,414,338	315,606
Non-PEO NEO [Member] | Fair Value Of Awards Granted In Applicable Year At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	597,422	552,429	812,601
Non-PEO NEO [Member] | Change In Value Of Prior Years Awards Unvested At Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,096,293	648,464	(233,836)
Non-PEO NEO [Member] | Change In Value Of Prior Years Awards That Vested In Applicable Year At Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	53,753	213,445	(95,398)
Non-PEO NEO [Member] | Change In Value Of Prior Years Awards That Forfeited During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(167,761)
Non-PEO NEO [Member] | Total Equity Value Included In Compensation Actually Paid Total Of Prior Four Columns [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,747,468	1,414,338	315,606
Non-PEO NEO [Member] | Pension Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0